Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2016	Apr. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consisted of the following (table in thousands):

	January 31,	April 30,
	2016	2015
	(unaudited)
Furniture and fixtures	$73	$70
Computer equipment and software	710	685
Laboratory equipment	641	493
Leasehold improvements	2	2

Total property and equipment	1,426	1,250
Less: Accumulated depreciation	(912)	(798)

Property and equipment, net	$514	$452

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The following is a schedule by years of future minimum lease payments under this capital lease together with the present value of the net minimum lease payments as of January 31, 2016 (table in thousands):

For the Years Ended April 30,	Total
2016 (remaining)	$6
2017	24
2018	25
2019	27
2020	16

Total minimum payments	98
Less: amount representing interest	(10)
Present value of minimum payments	88
Less: current portion	(24)
$64

The following is a schedule by years of future minimum lease payments under this capital lease together with the present value of the net minimum lease payments as of April 30, 2015:

For the Years Ended April 30,	2016	23
	2017	24
	2018	25
	2019	26
	2020	16

Total minimum lease payments		$114
Less: current maturity		(23)
Long-term maturity		91